GENERAL	6 Months Ended
Jun. 30, 2021
Disclosure Of General Information [Abstract]
GENERAL
NOTE 1: –    GENERAL

a.
Evogene Ltd. (“Evogene” and together with its subsidiaries, the “Company”) was founded on October 10, 1999, as Agro Leads Ltd., a division of Compugen Ltd. In 2002, the Company was spun-off as an independent corporation under the laws of the State of Israel, and changed its name to Evogene Ltd.

The Company is a leading computational biology company focused on revolutionizing product discovery and development in multiple life-science based industries, including human health, and agriculture through the use of its broadly applicable Computational Predictive Biology (“CPB”) platform. The CPB platform, incorporating a deep understanding of biology leveraged through the power of Big Data and Artificial Intelligence, has been designed to computationally discover and uniquely guide the development of life-science products based on microbes, small molecules and genetic elements. Utilizing the CPB platform, Evogene and its subsidiaries are now advancing product pipelines for human microbiome-based therapeutics through Biomica Ltd., medical cannabis through Canonic Ltd., ag-biologicals through Lavie Bio Ltd., ag-chemicals through AgPlenus Ltd., and ag-solutions for castor oil production through Casterra Ag Ltd.

Furthermore, the Company intends to continue to finance its operating activities by raising capital and seeking collaborations with multinational companies in the industry.

The Company's management and board of directors are of the opinion that the Company’s current financial resources will be sufficient to continue the development of the Company's products in the foreseeable future.

b.	The Company principally derives its revenues from collaboration arrangements, see Note 3. For revenues from major customers see Note 7d.

c.
The Company has the following subsidiaries: Casterra Ag Ltd. (formerly Evofuel Ltd.), Evogene Inc., Biomica Ltd., AgPlenus Ltd., AgPlenus Inc., Lavie Bio Ltd., Lavie Bio Inc., Lavie Bio Tech Inc., Taxon Biosciences, Inc. and Canonic Ltd.

Casterra Ag Ltd. was incorporated on January 1, 2012 and is currently focusing on the development of improved castor bean seeds for industrial uses.

Evogene Inc. was incorporated in Delaware, United States on September 22, 2006. From 2015 to 2019, Evogene Inc. was engaged in research and development in the field of insect control. and located in the Bio-Research and Development Growth (BRDG) Park, in St. Louis, Missouri, United States.

Biomica Ltd. was incorporated on March 2, 2017, with the mission of discovering and developing human microbiome-based therapeutics.

AgPlenus Ltd. was incorporated on June 10, 2018, with the mission to design effective and sustainable crop protection ag-chemicals products by leveraging predictive biology.

On August 27, 2020, AgPlenus Ltd. incorporated a wholly owned U.S. subsidiary, AgPlenus Inc.

Lavie Bio Ltd. was incorporated on January 21, 2019, with the mission to improve food quality and sustainability through the introduction of microbiome-based ag-biologicals products. In 2019, Lavie Bio Ltd. incorporated two wholly owned subsidiaries, Lavie Bio Inc., located in the Bio-Research and Development Growth (BRDG) Park, in St. Louis, Missouri, United States, and Lavie Bio Tech Inc. Lavie Bio Tech Inc. wholly owns as a subsidiary Taxon Biosciences, Inc. (see item d below).

Canonic Ltd. was incorporated on March 25, 2019, with the mission to develop next-generation medical cannabis products.

d.
On August 6, 2019, Corteva Inc. (“Corteva”) invested in the Company's agriculture biologicals subsidiary, Lavie Bio Ltd., which included a cash investment of $10,000 and the contribution of all shares of Corteva’s wholly owned subsidiary Taxon Biosciences, Inc. for 27.84% of Lavie Bio Ltd.'s shares. As part of the foregoing transaction, the parties entered into a commercial arrangement, including with respect to the commercialization by Corteva of Lavie Bio Ltd.’s products, mainly in corn and soybean.

e.
On September 2, 2020, the Company issued 5,882,353 ordinary shares in a registered direct offering, for gross proceeds of $10,000 and on November 2, 2020, the Company issued 3,920,000 ordinary shares and 883,534 pre-funded warrants in a second registered direct offering, for gross proceeds of $12,000. On January 4, 2021, all 883,534 pre-funded warrants were exercised into 883,534 of the Company's ordinary shares at an exercise price of $0.01 per pre-funded warrant for a total amount of $9.

f.
On January 14, 2021, the Company entered into a Controlled Equity Offering Sales Agreement (the “January 2021 Sales Agreement”). In January and February 2021, pursuant to the January 2021 Sales Agreement, in an “at the market” (“ATM”) offering, the Company issued an aggregate of 3,803,594 ordinary shares with a weighted average selling price of $7.36 per share, resulting in gross proceeds of $28,000.

On February 19, 2021, the Company entered into a Controlled Equity Offering Sales Agreement (the “February 2021 Sales Agreement”). In accordance with the terms of the February 2021 Sales Agreement, from time to time the Company may offer and sell its ordinary shares in an ATM offering having an aggregate offering price of up to $50,000. In April 2021, pursuant to the February 2021 Sales Agreement, the Company issued 197,525 ordinary shares with a weighted average selling price of $4.70 per share, resulting in gross proceeds of $930.

g.
The Company’s subsidiaries and divisions are split into three operating segments: (1) Agriculture - Evogene seed traits division, Lavie Bio Ltd. and Ag Plenus Ltd.; (2) Human – Biomica Ltd. and Canonic Ltd.; and (3) Industrial – Casterra Ag Ltd. (see also Note 7).

h.
The duration, scope and effects of the ongoing COVID-19 pandemic, government and other third-party responses to it, and the related macroeconomic effects, and the extent of its impact on the Company’s operational and financial performance will depend on certain developments. The Company considered the impact of COVID-19 on the estimates and assumptions and determined that there were no material adverse impacts on the consolidated financial statements for the period ended June 30, 2021. As events continue to evolve and additional information becomes available, the Company’s estimates and assumptions may change in future periods.